Annual Total Returns - Fidelity Advisor® Global Capital Appreciation Fund [BarChart] - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-13 - Fidelity Advisor® Global Capital Appreciation Fund - Fidelity Advisor Global Capital Appreciation Fund-Class A
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(26.20%)
Annual Return 2012	21.71%
Annual Return 2013	33.65%
Annual Return 2014	7.31%
Annual Return 2015	1.99%
Annual Return 2016	3.79%
Annual Return 2017	30.25%
Annual Return 2018	(18.14%)
Annual Return 2019	22.80%
Annual Return 2020	24.36%